Summary of Significant Accounting Policies -Revenue Recognition (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Revenue Recognition
Accumulated deficit	$ (27,367,676)		$ (27,209,514)	$ (13,370,648)
Implicit price concessions				15,775,638
Total net revenues	191,439,034	$ 119,498,274	529,644,247	345,278,337
Transferred at Point in Time [Member]
Revenue Recognition
Total net revenues	128,973,725	68,955,964	316,450,937
Transferred over Time [Member]
Revenue Recognition
Total net revenues	62,465,309	50,542,310	213,193,310
Government payor
Revenue Recognition
Total net revenues	51,244,994	38,100,765	168,686,247
Insurance payor
Revenue Recognition
Total net revenues	114,450,697	67,717,162	300,360,975
Patient payor
Revenue Recognition
Total net revenues	25,743,343	13,680,347	60,597,025
Sleep
Revenue Recognition
Total net revenues	91,562,523	65,184,027	305,388,811
Sleep | Transferred at Point in Time [Member]
Revenue Recognition
Total net revenues	68,893,964	47,127,169	224,542,433
Sleep | Transferred over Time [Member]
Revenue Recognition
Total net revenues	22,668,559	18,056,858	80,846,378
Respiratory
Revenue Recognition
Total net revenues	27,775,378	21,708,264	87,197,839
Respiratory | Transferred at Point in Time [Member]
Revenue Recognition
Total net revenues	2,768,427	1,279,075	5,779,842
Respiratory | Transferred over Time [Member]
Revenue Recognition
Total net revenues	25,006,951	20,429,189	81,417,997
HME
Revenue Recognition
Total net revenues	23,756,404	20,731,645	89,160,503
HME | Transferred at Point in Time [Member]
Revenue Recognition
Total net revenues	11,579,127	10,489,009	45,948,275
HME | Transferred over Time [Member]
Revenue Recognition
Total net revenues	12,177,277	10,242,636	43,212,228
Other
Revenue Recognition
Total net revenues	15,005,828	9,845,402	47,897,094
Other | Transferred at Point in Time [Member]
Revenue Recognition
Total net revenues	12,393,306	8,031,775	40,180,387
Other | Transferred over Time [Member]
Revenue Recognition
Total net revenues	$ 2,612,522	$ 1,813,627	7,716,707
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Revenue Recognition
Total net revenues				345,278,337
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Transferred at Point in Time [Member]
Revenue Recognition
Total net revenues				189,871,415
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Transferred over Time [Member]
Revenue Recognition
Total net revenues				155,406,922
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Government payor
Revenue Recognition
Total net revenues				128,278,922
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Insurance payor
Revenue Recognition
Total net revenues				178,726,197
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Patient payor
Revenue Recognition
Total net revenues				38,273,218
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Sleep
Revenue Recognition
Total net revenues				176,288,601
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Sleep | Transferred at Point in Time [Member]
Revenue Recognition
Total net revenues				123,585,029
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Sleep | Transferred over Time [Member]
Revenue Recognition
Total net revenues				52,703,572
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Respiratory
Revenue Recognition
Total net revenues				71,251,863
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Respiratory | Transferred at Point in Time [Member]
Revenue Recognition
Total net revenues				4,910,755
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Respiratory | Transferred over Time [Member]
Revenue Recognition
Total net revenues				66,341,108
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | HME
Revenue Recognition
Total net revenues				72,666,296
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | HME | Transferred at Point in Time [Member]
Revenue Recognition
Total net revenues				36,724,311
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | HME | Transferred over Time [Member]
Revenue Recognition
Total net revenues				35,941,985
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Other
Revenue Recognition
Total net revenues				25,071,577
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Other | Transferred at Point in Time [Member]
Revenue Recognition
Total net revenues				24,651,320
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Other | Transferred over Time [Member]
Revenue Recognition
Total net revenues				$ 420,257
ASU 2014-09
Revenue Recognition
Accumulated deficit					$ 0
ASU 2014-09 | Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Revenue Recognition
Total net revenues			$ (27,515,952)